EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended January 31, 2008

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Jan-08	15-Jan-08	15-Feb-08	Floating Allocation Percentage at Month-End	59.26%
To	31-Jan-08	15-Feb-08
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	708,658,199.12		Beginning	$0.00

Total Collateral	$1,906,802,675.12		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	190.68%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	4.236250%
Beginning Gross Principal Pool Balance	$3,765,180,630.60		Applicable Margin	0.000000%
Total Principal Collections	(1,489,169,873.68)			4.236250%
Investment in New Receivables	1,490,622,386.42
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(8,557,380.30)		Interest	$3,647,881.94	$3.84
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$3.84
Less Net CMA Offset	(321,965,699.12)
Less Servicing Adjustment	(3,864,601.03)		Total Due Investors	$3,647,881.94	4.236250%
Ending Balance	$3,432,244,815.37		Servicing Fee	944,287.06
			Excess Cash Flow	$2,231,607.44
SAP for Next Period	55.56%

Average Receivable Balance	$3,365,855,851.48
Monthly Payment Rate	44.24%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$20,103,546.03
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$20,103,546.03